Financial Instruments (Schedule of Maximum Exposure to Credit Risk for Trade Receivables By Geographic Region) (Details) - Credit Risk [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	$ 1,080,614	$ 602,919
Trade Receivables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	73,900	62,643
Trade Receivables [Member] | Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	67,177	56,632
Trade Receivables [Member] | Other regions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	$ 6,723	$ 6,011